Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	931,738,374.04	44,767
Yield Supplement Overcollateralization Amount 03/31/18	52,993,138.42	0
Receivables Balance 03/31/18	984,731,512.46	44,767
Principal Payments	27,550,278.29	812
Defaulted Receivables	608,400.95	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	50,932,652.02	0
Pool Balance at 04/30/18	905,640,181.20	43,930

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.60%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	3,796,149.50	162
Past Due 61-90 days	1,150,484.81	56
Past Due 91-120 days	240,963.90	13
Past Due 121+ days	0.00	0
Total	5,187,598.21	231

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	312,721.40
Aggregate Net Losses/(Gains) - April 2018	295,679.55
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	0.50%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	23,999,464.80
Actual Overcollateralization	23,999,464.80
Weighted Average APR	3.25%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	60.78

Flow of Funds	$ Amount

Collections	30,504,145.69
Investment Earnings on Cash Accounts	40,462.13
Servicing Fee	(820,609.59)
Transfer to Collection Account	0.00
Available Funds	29,723,998.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,677,702.24
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,407,125.93
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,999,464.80
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,566,058.43

Total Distributions of Available Funds	29,723,998.23

Servicing Fee	820,609.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 04/16/18	907,047,307.13
Principal Paid	25,406,590.73
Note Balance @ 05/15/18	881,640,716.40

Class A-1
Note Balance @ 04/16/18	113,367,307.13
Principal Paid	25,406,590.73
Note Balance @ 05/15/18	87,960,716.40
Note Factor @ 05/15/18	42.2888060%

Class A-2
Note Balance @ 04/16/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	340,000,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-3
Note Balance @ 04/16/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	340,000,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-4
Note Balance @ 04/16/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	83,100,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	30,580,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,751,349.07
Total Principal Paid	25,406,590.73
Total Paid	27,157,939.80

Class A-1
Coupon	1.75000%
Interest Paid	159,816.41
Principal Paid	25,406,590.73
Total Paid to A-1 Holders	25,566,407.14

Class A-2
Coupon	2.19000%
Interest Paid	620,500.00
Principal Paid	0.00
Total Paid to A-2 Holders	620,500.00

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7484117
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3639792
Total Distribution Amount	27.1123909

A-1 Interest Distribution Amount	0.7683481
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	122.1470708
Total A-1 Distribution Amount	122.9154189

A-2 Interest Distribution Amount	1.8250000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.8250000

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	55.38
Noteholders' Principal Distributable Amount	944.62

Account Balances	$ Amount

Reserve Account
Balance as of 04/16/18	2,548,816.60
Investment Earnings	3,332.92
Investment Earnings Paid	(3,332.92)
Deposit/(Withdrawal)	-
Balance as of 05/15/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60